Performance Management - Bramshill Income Performance Fund Series	Jul. 29, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in performance. Performance information shown prior to January 19, 2024 is for Bramshill Income Performance Fund, which was a series of Trust for Advised Portfolios (the “Predecessor Fund”). The Fund has adopted the historical performance of the Predecessor Fund.
The bar chart shows changes in the Fund’s Institutional Class performance from year to year. The table illustrates how the Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance. Past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information will be available on the Fund’s website at www.bramshillfunds.com or by calling the Fund toll-free at 877-BRAMS18 or 877-272-6718.
Performance Past Does Not Indicate Future [Text]	Past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in performance. Performance information shown prior to January 19, 2024 is for Bramshill Income Performance Fund, which was a series of Trust for Advised Portfolios (the “Predecessor Fund”). The Fund has adopted the historical performance of the Predecessor Fund.
Bar Chart [Heading]	Calendar Years Ended December 31
Bar Chart Closing [Text Block]
During the period of time shown in the bar chart, the highest quarterly return was 7.92% for the quarter ended June 30, 2020, and the lowest quarterly return was (7.91)% for the quarter ended March 31, 2020.
The year-to-date return for the Fund’s Institutional Class as of June 30, 2026 was 0.89%.

Bar Chart, Year to Date Return	0.89%
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	7.92%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(7.91%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total ReturnsFor the Calendar Year Ended December 31, 2025*
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Footnotes	As of the date of this prospectus, Investor Class shares have not commenced operations and do not have performance information.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Availability Website Address [Text]	www.bramshillfunds.com
Performance Availability Phone [Text]	877-272-6718
Bramshill Income Performance Fund Institutional Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return, Date	Jun. 30, 2026